Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of borrowings

	2023 £’000	2022 £’000	2021 £’000
Current
Lease liabilities	169	161	146
Total	169	161	146
Non-current
Lease liabilities	295	463	620
Total	295	463	620